Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,132,000
Previously Paid Amount	0.00
Total Fee Amount	156.33
Total Offset Amount	0.00
Net Fee	156.33
Narrative - Max Aggregate Offering Price	$ 1,132,000
Final Prospectus	true